Noncontrolling Interest	6 Months Ended
Jun. 30, 2022
Noncontrolling Interest [Abstract]
Noncontrolling Interest

Note 12. Noncontrolling Interest

For the six months ended June 30, 2022 and 2021, the Company converted $3,025,000 and $735,000 in Viva Wealth Fund I, LLC convertible promissory notes into 605 and 147 units of noncontrolling interest in Viva Wealth Fund I, LLC.

For the six months ended June 30, 2021 and 2020, the Company paid distributions to Viva Wealth Fund I, LLC unit holders of $343,889 and none.